New Accounting Pronouncements	9 Months Ended
Sep. 30, 2018
New Accounting Pronouncements
New Accounting Pronouncements

Note 2. New Accounting Pronouncements

Accounting Pronouncements Adopted in the Current Period

In February 2017, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) which applies to the derecognition of nonfinancial assets and in substance nonfinancial assets to noncustomers, including partial sales, unless other specific guidance applies. The new ASU does not apply to the derecognition of businesses or financial assets, or to contracts with customers. According to the new ASU, when an entity transfers its controlling interest in a nonfinancial asset, but retains a non-controlling ownership interest in the respective nonfinancial asset, the entity will measure the retained interest at fair value. This will result in gain or loss recognition upon the sale of a controlling interest in a nonfinancial asset. As a result of these changes, the same accounting treatment will be applied to a transfer of a nonfinancial asset in exchange for the non-controlling ownership interest in another entity or other consideration. Previous guidance generally prohibited gain recognition on the retained interest. The Company adopted this guidance on January 1, 2018, which did not impact its consolidated financial position or net income for the current period.

In November 2016, the FASB issued an ASU which requires entities to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The Company adopted this guidance in the first quarter of 2018 utilizing the retrospective transition method. The adoption of this ASU did not have a material impact on its consolidated financial statements.

In October 2016, the FASB issued an ASU which eliminates the exception for an intra-entity transfer of an asset other than inventory. This ASU requires that the income tax consequences of an intra-entity asset transfer other than inventory are recognized at the time of the transfer, rather than when the transferred asset is sold to a third party or otherwise recovered through use. The Company adopted this guidance on January 1, 2018, utilizing the modified retrospective method, resulting in an increase of $2.1 million in retained earnings with a corresponding effect on deferred taxes balances for the cumulative-effect adjustments as of the date of adoption.

In January 2016, the FASB issued an ASU which effects changes to the current measurement model that primarily affect all equity investments in unconsolidated entities (other than those accounted for using the equity method of accounting), financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. Under the new ASU, equity investments in unconsolidated entities (other than those accounted for using the equity method of accounting) with readily determinable fair values will generally be measured at fair value through earnings. Equity investments that do not have readily determinable fair values may be measured at fair value or at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for an identical or a similar investment of the same issuer. The Company adopted this guidance on January 1, 2018, which has not impacted its consolidated financial position or results of operations for the current period.

In May 2014, the FASB issued a new comprehensive revenue recognition guidance on revenue from contracts with customers, as well as certain related amendments (hereinafter the “Standard”), which superseded the previous revenue recognition guidance. The Standard provides a unified model to determine when and how revenue is recognized. The core principle of the Standard is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In addition, the Standard requires the deferral and amortization of incremental costs incurred to obtain a contract. The primary contract acquisition costs for the Company are sales commissions. Under previous GAAP, the Company expensed sales commissions as incurred while under the Standard certain of such costs are classified as an asset (which is presented under other non-current assets in the Company's consolidated balance sheets) and amortized over a period that approximates the timing of revenue recognition on the underlying contracts. The Standard also allows entities to apply certain practical expedients at their discretion. Accordingly, the Company elected the practical expedient to analyze the contract acquisition cost only on uncompleted contracts. The Company adopted the Standard using the modified retrospective approach on January 1, 2018, resulting in an increase of $1.4 million in retained earnings with a corresponding effect on other non-current assets for the cumulative-effect adjustments recorded due to the deferral and amortization of incremental costs incurred to obtain a contract as of the date of adoption. Refer also to Note 6 for further details.

Recently Issued Accounting Pronouncements Not Yet Adopted

In August 2017, the FASB issued a new ASU which expands the activities that may be eligible to qualify for hedge accounting, simplifies the rules for reporting hedging transactions and better portrays the economic results of risk management activities in the financial statements. It also amends certain presentation and disclosure requirements and eases certain hedge effectiveness assessment requirements. The new guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The Company is currently evaluating the impact of the adoption of the new guidance on its consolidated financial statements.

In February 2016, the FASB issued a new ASU which supersedes the current lease accounting guidance. Under the new guidance, lessees will be required to recognize a right-of-use asset and a lease liability for all leases, other than leases that meet the definition of a short-term lease. The liability and the right-of-use asset arising from the lease will be measured as the present value of the lease payments. In addition, this guidance requires disclosure of key information about leasing arrangements to increase transparency and comparability among organizations. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. Early adoption is permitted. The new standard must be adopted using a modified retrospective transition approach, with certain practical expedients. While the Company is currently evaluating the impact of the adoption of the new lease accounting guidance on its consolidated financial statements, the Company expects that the adoption of the new guidance may materially affect the amounts of total assets and total liabilities reported in its consolidated financial statements upon adoption.